Cash and cash equivalents and debt financing - Analysis of future anticipated cash flows related to debt (Detail) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	£ (6,448.0)	£ (5,969.7)
Effect of discounting/financing rates	1,017.1	998.9
Debt financing	(5,430.9)	(4,970.8)
Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(6,000.5)	(5,464.0)
Borrowings | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	(779.7)	(791.6)
Borrowings | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	(1,129.2)	(724.3)
Borrowings | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	(99.1)	(524.2)
Borrowings | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	(1,376.0)	(740.3)
Borrowings | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	(711.6)	(719.9)
Borrowings | Over five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	(1,904.9)	(1,963.7)
Bank overdrafts | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	£ (447.5)	£ (505.7)